Cover	Jul. 10, 2025
Cover [Abstract]
Entity Registrant Name	FREEZE TAG, INC.
Entity Central Index Key	0001485074
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 10, 2025
Entity File Number	000-54267
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-4532392
Entity Address Address Line 1	360 E 1st Street
Entity Address Address Line 2	#450
Entity Address City Or Town	Tustin
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92780
City Area Code	714
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	210-3850